Note 21 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2023	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,996,823	$2,337,725	$-	$4,334,548
Depreciation and amortization	33,114	94,729	91	127,934
Operating earnings (loss)	155,044	126,468	(36,620)	244,892
Other income, net				5,810
Interest expense, net				(47,364)
Income taxes				(56,317)

Net earnings				$147,021

Total assets	$939,586	$2,679,848	$6,309	$3,625,743
Total additions to long lived assets	139,174	588,768	-	727,942
2022	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,772,258	$1,973,577	$-	$3,745,835
Depreciation and amortization	28,611	81,439	90	110,140
Operating earnings (loss)	138,873	111,638	(31,485)	219,026
Other income, net				146
Interest expense, net				(25,191)
Income taxes				(48,974)

Net earnings				$145,007

Total assets	$836,691	$1,931,847	$5,976	$2,774,514
Total additions to long lived
assets	56,354	152,960	1,848	211,162

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2023	2022

United States
Revenues	$3,771,219	$3,279,533
Total long-lived assets	1,827,117	1,290,619

Canada
Revenues	$563,329	$466,302
Total long-lived assets	403,206	336,474

Consolidated
Revenues	$4,334,548	$3,745,835
Total long-lived assets	2,230,323	1,627,093